OTHER PROVISIONS AND LIABILITIES - Changes In Deferred Revenue (Details) lb in Millions, $ in Millions				1 Months Ended	12 Months Ended
	Jan. 10, 2018 USD ($) lb	Mar. 31, 2016 USD ($)	Oct. 27, 2015 USD ($) agreement	Jan. 31, 2018 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($) [1]	Oct. 24, 2017 agreement
Disclosure of other provisions [line items]
Balance as at December 31, 2017				$ 353.3	$ 353.3
Current portion					106.8	$ 56.7
Non-current portion					289.2	$ 296.6
Balance as at December 31, 2018					396.0
Number of metal purchase agreements | agreement			3				3
Deferred revenue on metal agreements | Altus minerals corporation
Disclosure of other provisions [line items]
Balance as at December 31, 2017				57.5	57.5
Recognition of revenue during the year net of interest accretion					(2.4)
Current portion					2.1
Non-current portion					56.4
Balance as at December 31, 2018					58.5
Deferred revenue on metal agreements | Sandstorm gold ltd
Disclosure of other provisions [line items]
Balance as at December 31, 2017				158.5	158.5
Recognition of revenue during the year net of interest accretion					(1.7)
Current portion					14.0
Non-current portion					155.8
Balance as at December 31, 2018					169.8
Deferred revenue on metal agreements | Other Customers
Disclosure of other provisions [line items]
Balance as at December 31, 2017				0.0	0.0
Recognition of revenue during the year net of interest accretion					(78.0)
Balance as at December 31, 2018					52.3
Receipts from contracts held for dealing or trading purposes	$ 125.0
Interest expense on other financial liabilities					5.3
Commodity contracts
Disclosure of other provisions [line items]
Receipts from contracts held for dealing or trading purposes	$ 125.0	$ 61.1	$ 170.4	125.0
Effect of change
Disclosure of other provisions [line items]
Current portion					2.3
Non-current portion					16.4
Effect of change | Deferred revenue on metal agreements | Altus minerals corporation
Disclosure of other provisions [line items]
Balance as at December 31, 2017				3.4	3.4
Effect of change | Deferred revenue on metal agreements | Sandstorm gold ltd
Disclosure of other provisions [line items]
Balance as at December 31, 2017				13.0	13.0
Adjusted balance | Deferred revenue on metal agreements | Altus minerals corporation
Disclosure of other provisions [line items]
Balance as at December 31, 2017				60.9	60.9
Adjusted balance | Deferred revenue on metal agreements | Sandstorm gold ltd
Disclosure of other provisions [line items]
Balance as at December 31, 2017				$ 171.5	$ 171.5
Copper | Deferred revenue on metal agreements | Other Customers
Disclosure of other provisions [line items]
Advanced metal sales agreement | lb	40.3

[1]	The Company has initially applied IFRS 15 and IFRS 9 at January 1, 2018. Under the transition methods chosen, comparative information is not restated except for certain hedging requirements. Refer to Note 5: Recent Accounting Pronouncements.